Operating Segment Information	12 Months Ended
Dec. 31, 2018
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Operating Segment Information

NOTE 4—OPERATING SEGMENT INFORMATION

Management has defined Constellium’s operating segments based upon the product lines, markets and industries it serves, and prepares and reports operating segment information to Constellium’s chief operating decision maker (CODM) (see NOTE 2—Summary of Significant Accounting Policies) on that basis.

Packaging and Automotive Rolled Products (P&ARP)

P&ARP produces thin-gauge rolled products for customers in the beverage and closures, automotive, customized industrial sheet solutions and high-quality bright surface product markets. P&ARP operates four facilities, including Bowling Green, in three countries and has approximately 3,800 employees at December 31, 2018.

Aerospace and Transportation (A&T)

A&T focuses on thick-gauge rolled high value-added products for customers in the aerospace, defense and mass-transportation markets and engineering industries. A&T operates six facilities in three countries and has approximately 4,000 employees at December 31, 2018.

Automotive Structures and Industry (AS&I)

AS&I focuses on specialty products and supplies a variety of hard and soft alloy extruded products, including a range of technically advanced products, to the automotive, rail, industrial, energy and building industries, and to manufacturers of mass transport vehicles and shipbuilders. AS&I operates sixteen facilities in nine countries and has approximately 4,500 employees at December 31, 2018.

Holdings & Corporate

Holdings & Corporate includes the net cost of Constellium’s head office and corporate support functions (including our technology centers).

Intersegment elimination

Intersegment trading is conducted on an arm’s length basis and reflects market prices.

The accounting principles used to prepare the Company’s operating segment information are the same as those used to prepare the Group’s Consolidated Financial Statements.

4.1 Segment Revenue

	Year ended December 31, 2018			Year ended December 31, 2017			Year ended December 31, 2016
(in millions of Euros)	Segment revenue	Inter segment elimination	External revenue	Segment revenue	Inter segment elimination	External revenue	Segment revenue	Inter segment elimination	External revenue
P&ARP	3,059	(9)	3,050	2,812	(7)	2,805	2,498	(16)	2,482
A&T	1,389	(50)	1,339	1,335	(34)	1,301	1,302	(23)	1,279
AS&I	1,290	(3)	1,287	1,123	(5)	1,118	1,002	(9)	993
Holdings & Corporate(A)	10	—	10	13	—	13	(11)	—	(11)

Total	5,748	(62)	5,686	5,283	(46)	5,237	4,791	(48)	4,743

(A)

For the years ended December 31, 2018, 2017 and 2016, Holdings & Corporate segment includes revenues from supplying metal to third parties. For the year ended December 31, 2016, Holdings & Corporate segment includes a €20 million one-time payment related to the re-negotiation of a contract with one of Wise’s customers.

4.2 Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income

(in millions of Euros)	Notes	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
P&ARP		243	204	204
A&T		152	146	118
AS&I		125	120	104
Holdings & Corporate		(22)	(22)	(28)

Adjusted EBITDA		498	448	398

Metal price lag(A)		—	22	4
Start-up and development costs(B)		(21)	(17)	(25)
Manufacturing system and process transformation costs		—	(2)	(5)
Wise integration and acquisition costs		—	—	(2)
Wise one-time costs(C)		—	—	(20)
Wise purchase price adjustment(D)		—	—	20
Share-based compensation costs		(12)	(8)	(6)
Gains on pension plan amendments(E)	24	36	20	—
Depreciation and amortization	16, 17	(197)	(171)	(155)
Restructuring costs		(1)	(4)	(5)
Unrealized (losses) / gains on derivatives	8	(84)	57	71
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities—net	8	—	(4)	3
Gains / (losses) on disposals(F)	8	186	(3)	(10)
Other(G)		(1)	—	(1)

Income from operations		404	338	267

Finance costs—net	10	(149)	(260)	(188)
Share of loss of joint-ventures	18	(33)	(29)	(14)

Income before income tax		222	49	65

Income tax expense	11	(32)	(80)	(69)

Net income		190	(31)	(4)

(A)

Metal price lag represents the financial impact of the timing difference between when aluminium prices included within Constellium Revenues are established and when aluminium purchase prices included in Cost of sales are established. The Group accounts for inventory using a weighted average price basis and this adjustment aims to remove the effect of volatility in LME prices. The calculation of the Group metal price lag adjustment is based on an internal standardized methodology calculated at each of Constellium’s manufacturing sites and is primarily calculated as the average value of product recorded in inventory, which approximates the spot price in the market, less the average value transferred out of inventory, which is the weighted average of the metal element of cost of sales, based on the quantity sold in the year.

(B)

For the years ended December 31, 2018 and 2017, start-up and development costs include respectively €21 million and €16 million related to new projects in our AS&I operating segment. For the year ended December 31, 2016, start-up and development costs include €20 million related to Automotive Body Sheet growth projects.

(C)

For the year ended December 31, 2016, Wise one-time costs related to a one-time payment of €20 million, recorded as a reduction of revenues, in relation to the re-negotiation of payment terms, pass through of Midwest premium amounts and other pricing mechanisms in a contract with one of Wise’s customers. We entered into the re-negotiation of these terms in order to align the terms of this contract, acquired during the acquisition of Wise, with Constellium’s normal business terms.

(D)

The contractual price adjustment relating to the acquisition of Wise Metals Intermediate Holdings was finalized in 2016. We received a cash payment of €21 million and recorded a €20 million gain net of costs.

(E)

For the year ended December 31, 2018, the Group amended one of its OPEB plans in the US, which resulted in a €36 million gain. For the year ended December 31, 2017, amendments to certain Swiss pension plans, US pension plans and OPEB resulted in a €20 million gain.

(F)

In July 2018, Constellium completed the sale of the North Building assets of its Sierre plant in Switzerland to Novelis and contributed the Sierre site shared infrastructure to a joint-venture with Novelis, in exchange for cash consideration of €200 million. This transaction also resulted in the termination of the existing lease agreement for the North Building assets which had been leased and operated by Novelis since 2005. For the year ended December 31, 2018, the transaction generated a €190 million net gain (See NOTE 31 – Subsidiaries and operating segments).

(G)

For the year ended December 31, 2017, other includes €3 million of legal fees and lump-sum payments in connection with the renegotiation of a new 5-year collective bargaining agreement offset by accrual reversals of unused provisions related to one-time loss contingencies.

4.3 Segment capital expenditures

(in millions of Euros)	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
P&ARP	(97)	(115)	(166)
A&T	(70)	(73)	(96)
AS&I	(105)	(83)	(84)
Holdings & Corporate	(5)	(5)	(9)

Capital expenditures	(277)	(276)	(355)

4.4 Segment assets

Segment assets are comprised of total assets of Constellium by segment, less deferred income tax assets, cash and cash equivalents and other financial assets.

(in millions of Euros)	At December 31, 2018	At December 31, 2017
P&ARP	1,791	1,629
A&T	831	769
AS&I	544	449
Holdings & Corporate	304	252

Segment assets	3,470	3,099

Unallocated:
Deferred income tax assets	163	164
Cash and cash equivalents	164	269
Other financial assets	104	179

Total Assets	3,901	3,711

4.5 Information about major customers

Revenue in the P&ARP segment from sales to the Group’s largest customer was €812 million for the year ended December 31, 2018. Revenue in the P&ARP segment from sales to the Group’s two largest customers was €1,364 million and €1,220 million for the years ended December 31, 2017 and 2016 respectively. No other single customer contributed 10% or more to the Group’s revenue for 2018, 2017 and 2016.